Derivative Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Note 5 - DERIVATIVE LIABILITIES

Convertible Notes

The Company valued the embedded derivatives (see discussion below) using Black-Scholes Option Pricing Model based on the following assumptions:

- Dividend yield: 0%

- Volatility: 216.68%-290.85%

- Risk free rate: 0.03%-0.10%

Asher Enterprises

As discussed in Note 4, Asher note of $16,000 and $32,500 became convertible on May 1, 2013 and July 29, 2013, respectively. The conversion feature for Asher note of $16,000 and $32,500 should be classified as derivative liabilities and recorded at fair value. The fair value of the conversion feature for Asher note of $16,000 was determined to be $132,409 on May 1, 2013 and was recognized as additional paid in capital. The fair value of the conversion feature for Asher note of $32,500 was determined to be $74,286 on July 29, 2013 of which $32,500 was recorded as debt discount and 41,786 was recorded as derivative loss. As a result of full conversion on May 29, 2013 and September 9, 2013, under ASC 815-15 “Derivative and Hedging”, the instrument should be measured at fair value at the date of the termination with the change in fair value recorded earnings. Total fair value of the conversion feature on conversion dates was $223,892 and this value was reclassified out of liabilities to equity.

Magna Group LLC

As discussed in Note 4, the conversion feature of Magna notes were tainted by Asher note on May 1, 2013 and July 29, 2013 and should be classified as derivative liabilities and recorded at fair value. On May 1, 2013 the fair value of the conversion feature of the two Magna notes was determined to be $139,524, out of which $72,062 was recorded as debt discount and $67,462 was recorded as derivative loss. On July 29, 2013 the fair value of the conversion feature of the two Magna notes was determined to be $50,575 and was recognized as additional paid in capital. As a result of conversion of $10,000, $8,000 and $9,362 debt principal on May 10, 2013, July 30, 2013 and August 19, 2013, respectively and the termination of derivative treatment on May 29, 2013 and September 9, 2013, under ASC 815-15 “Derivative and Hedging”, the instrument should be measured at fair value at the date of the termination with the change in fair value recorded earnings. Total fair value of the conversion feature on conversion and termination dates was $202,465 and this value was reclassified out of liabilities to equity.

Other Third Party and Related Party Convertible Notes

As discussed in Note 4, the conversion feature of other third party notes was tainted by Asher note on May 1, 2013 and July 29, 2013. In addition, the conversion feature of related party convertible debt of $1,550 was also tainted for the same reason. The conversion features should be classified as derivative liabilities and recorded at fair value. On May 1, 2013 and July 29, 2013, the fair value of the conversion feature of these debts was determined to be $2,485,220 and $805,280, respectively and was recorded as additional paid in capital. As a result of conversion of $250 and $2,250 debt principal on May 2, 2013 and August 21, 2013, respectively and the termination of derivative treatment on May 29, 2013 and September 9, 2013, under ASC 815-15 “Derivative and Hedging”, the instrument should be measured at fair value at the date of the termination with the change in fair value recorded earnings. Total fair value of the conversion feature on conversion and termination dates was $1,692,317 and this value was reclassified out of liabilities to equity.

Warrants

As discussed in Note 4, 49,230,769 warrants issued with the Asher debt should be classified as derivative liability and recorded at fair value at the termination date. Asher settled all the warrants on June 5, 2013. The fair value of the warrants on June 5, 2013 was determined to be $24,614 using Black-Scholes Option Pricing Model based on the following assumptions and was reclassified out of liabilities to equity:

- Dividend yield: 0%

- Volatility: 353.50%

- Risk free rate: 0.75%

The following table summarizes the derivative liabilities included in the consolidated balance sheet:

Balance at March 31, 2013	$23,550
ASC 815-15 additions
Asher Enterprise note	206,695
Magna Group LLC notes	190,099
Other convertible notes	3,290,500
ASC 815-15 deletions
Asher Enterprise note	(223,892)
Magna Group LLC notes	(202,465)
Other convertible notes	(1,692,317)
Asher Enterprise warrants	(24,614)
Change in fair value	(1,567,556)
Balance at September 30, 2013	$0

The following table summarizes the derivative (gain) or loss recorded as a result of the derivative liabilities above:

For the Six Months Ended September 30, 2013
Excess of fair value of liabilities over note payable	$109,247
Change in fair value	(1,567,556)
Total Derivative (Gain) Loss	$1,458,309

FOR THE YEAR ENDED MARCH 31, 2013

Asher Enterprise, Inc. Convertible Notes

As discussed in Note 5, the Company determined that the instruments embedded in the convertible note should be classified as liabilities and recorded at fair value due to their being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The fair value of the instruments was determined using multinomial lattice model based on the following assumptions:

- The projected volatility curve for each valuation period was based on the historical volatility of 20 comparable companies.

- 1-year Volatility 156%-195%

- An event of default would occur 0% of the time, increasing 1.00% per month to a maximum of 5%;

- Asher would redeem based on availability of alternative financing, increasing 2.0% monthly to a maximum of 20%;

- Asher would automatically convert the note at maturity if the registration was effective and the company was not in default.

The fair value of the conversion feature of $15,120 Asher note issued on March 29, 2012 was determined to be $23,309. Out of $23,309, $15,120 was recognized as debt discount and $8,189 was recognized as loss on extinguishment of debt. As a result of the full conversions in April, 2012, under ASC 815-15 “Derivatives and Hedging”, the instruments are measured at fair value at the date of termination with the change in fair value recorded to earnings. The fair value of the instruments related to the $15,120 Asher note converted was $25,007 and was reclassified out of liabilities to equity.

As discussed in Note 5, $45,000 Asher note issued on February 9, 2012 became convertible on August 7, 2012. The fair value of the conversion feature was determined to be $65,835. Out of $65,835, $45,000 was recognized as debt discount and $20,835 was recognized as loss on derivative. As a result of the note conversions in August, September October and November, 2012, under ASC 815-15 “Derivatives and Hedging”, the instruments are measured at fair value at the date of conversions with the change in fair value recorded to earnings. The fair value of the instruments related to $45,000 Asher note converted was $62,087 and was reclassified out of liabilities to equity.

As discussed in Note 5, $32,500 Asher note issued on April 23, 2012 became convertible on October 20, 2012. The fair value of the conversion feature on October 20, 2012 was determined to be $58,137. Out of $58,137, $32,500 was recognized as debt discount and $25,637 was recognized as loss on derivative. As a result of note conversions in October, November, December, 2012 and January 2013, under ASC 815-15 “Derivatives and Hedging”, the instruments are measured at fair value at the date of termination with the change in fair value recorded to earnings. The fair value of the instruments related to $32,500 Asher note converted was $60,238 and was reclassified out of liabilities to equity.

As discussed in Note 5, $37,500 Asher notes became convertible on December 18, 2012. The fair value of the conversion feature was determined to be $66,326. Out of $66,326, $37,500 was recognized as debt discount and $28,826 was recognized as loss on derivative. As a result of note conversions in January, February and March, 2013, under ASC 815-15 “Derivatives and Hedging”, the instruments are measured at fair value of termination with the change in fair value recorded to earnings. The fair value of the instruments related to $37,500 Asher note converted was $68,693 and was reclassified out of liabilities to equity.

Other Third Party and Related Party Convertible Notes

The fair value of the instruments was determined based on the following assumptions:

- The projected volatility curve for each valuation period was based on the historical volatility of 20 comparable companies.

- 1-year Volatility 156%-195%

- An event of default would occur 0% of the time, increasing 1.00% per month to a maximum of 5%;

- The holder redeem based on availability of alternative financing, increasing 20.0% monthly to a maximum of 95%;

- The holder would convert monthly (equal to the average trading volume over the last 6 months)

- The holder would exercise the note as they become exercisable at the target price which is the greater of 20 times the initial exercise price; reset exercise price or stock price.

As a result of full conversion of $15,120 Asher note on April 9, 2012, under ASC 815-15 “Derivatives and Hedging”, all other tainted share settle able instruments must be measured at fair value of termination with the change in fair value recorded to earnings. The fair value of the conversion feature on April 9, 2012 was $246,559 and this value was reclassified out of liabilities to equity.

As discussed in Note 5, on August 7, 2012, $45,000 Asher note issued on February 9, 2012 became convertible. Under ASC 815-15 “Derivatives and Hedging”, all other share-settle able instruments must be reclassified from equity to liability. The fair value of the conversion feature on August 7, 2012 was determined to be $377,248 and this was recorded as a deduction in Additional Paid-in Capital.

As discussed in Note 5, $2,785 other convertible notes were converted to common stock during the year ended March 31, 2013. Under ASC 815-15 “Derivatives and Hedging”, the instruments are measured at fair value at the date of termination with the change in fair value recorded to earnings. The fair value of the instruments related to $2,785 notes converted was $52,562 and was reclassified out of liabilities to equity.

As discussed in Note5, all the convertible Asher notes were fully converted to common stock on March 26, 2013, the conversion feature of these other convertible debts was no longer tainted. Under ASC 815-15 “Derivatives and Hedging”, the conversion feature of these other convertible debts must be measured at fair value of termination with the change in fair value recorded to earnings. The fair value of the conversion feature on these other convertible debts on March 26, 2013 was $305,980 and was reclassified out of liabilities to equity.

Warrants

As discussed in Note 4, 49,230,769 warrants to purchase common stock were issued to Asher Enterprise on November 2, 2012. The fair value of the warrants was determined using multinomial lattice model based on the following assumptions:

- The projected volatility curve for each valuation period was based on the historical volatility of 20 comparable companies.

- 5-year Volatility 342%-380%

- The holder would exercise the warrant as they become exercisable at target prices of 2 times the stock price or higher

- The holder would exercise the warrant at maturity if the stock price was above the project reset prices.

- The reset of the exercise price is highly probable and resets are projected to decrease the $0.0000325 exercise at issuance to $0.0000123 at maturity

The fair value of the warrants on issuance date was $21,143, out of which $16,000 was recorded as debt discount and $5,143 was recognized as loss on derivative.

Under ASC 815-15 “Derivatives and Hedging”, the derivative liabilities were subsequently measured at fair value at the end of each reporting period with the change in fair value recorded to earnings. The fair value of the derivatives related to the warrants on March 31, 2013 was $23,550. The change in fair value is $2,407 and was recognized as loss on derivative.

FOR THE YEAR ENDED MARCH 31, 2012

Asher Enterprise, Inc.

As discussed in Note 5, the Company determined that the instruments embedded in the $15,120 Asher convertible note should be classified as liabilities and recorded at fair value due to their being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The fair value of the instruments was determined to be $23,309 using the following assumptions:

- The projected volatility curve for each valuation period was based on the historical volatility of 20 comparable companies.

- 1-year Volatility on March 29, 2012 156%

- 1-year Volatility on March 31, 2012 156%

- An event of default would occur 0% of the time, increasing 1.00% per month to a maximum of 5%;

- Asher would redeem based on availability of alternative financing, increasing2.0% monthly to a maximum of 20%;

- Asher would automatically convert the note at maturity if the registration was effective and the company was not in default.

Out of $23,309, $15,120 was recognized as debt discount and $8,189 was recognized as loss on extinguishment of debt.

Other Third Party and Related Party Convertible Notes

As discussed in Note 5 and Note 6, as a result of the $15,120 Asher convertible note issued on March 29, 2012, under ASC 815-15 “Derivatives and Hedging”, all other share-settle able instruments must be reclassified from equity to liability. The fair value of the conversion feature on March 29, 2012 was determined to be $566,072, and this was recorded as a deduction in Additional Paid-in Capital. The fair value was measured using the following assumptions:

- The projected volatility curve for each valuation period was based on the historical volatility of 20 comparable companies.

- 1-year Volatility on March 29, 2012 156%

- 1-year Volatility on March 31, 2012 156%

- An event of default would occur 0% of the time, increasing 1.00% per month to a maximum of 5%;

- The holder redeem based on availability of alternative financing, increasing20.0% monthly to a maximum of 95%;

- The holder would convert monthly (equal to the average trading volume over the last 6 months)

- The holder have not converted to date despite the conversion option being in the money, so no trigger price for early conversion was considered.

Under ASC 815-15 “Derivatives and Hedging” the liabilities were subsequently measured at fair value at the end of each reporting period with the change in fair value recorded to earnings. The fair value of the embedded conversion feature of all the convertible notes on March 31, 2012 was $529,583 and $59,798 was recognized as gain on derivative.

The following table summarizes the derivative liabilities included in the consolidated balance sheet:

Balance at March 31, 2011	$-
ASC 815-15 additions	-
(Asher Enterprise)	23,309
(Other Convertible Notes)	566,072
Change in fair value	(59,798)
Balance at March 31, 2012	529,583
ASC 815-15 addition (Asher)	190,298
ASC 815-15 addition (Other)	377,248
ASC 815-15 addition (Warrants)	21,143
ASC 815-15 deletion (Asher)	(216,025)
ASC 815-15 deletion (Other)	(605,101)
Change in fair value	(273,596)

Balance at March 31, 2013	$23,550

The following table summarizes the derivative (gain) or loss recorded as a result of the derivative liabilities above:

For the Year Ended March 31, 2012
Excess of fair value of liabilities over note payable	$0
Change in fair value	(59,798)
Total Derivative (Gain) Loss	$(59,798)

For the Year Ended March 31, 2013
Excess of fair value of liabilities over note payable	$80,441
Change in fair value	(273,596)
Total Derivative (Gain) Loss	$(193,155)